Accounts Receivable, Net - Schedule of Movement of Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Credit Loss [Abstract]
Beginning balance	$ 248,956	$ 325,457	$ 55,533
Credit loss carried forward from acquisition of Ban Leong	164,672
Addition (Recovery)	924,961	(76,725)	277,273
Translation adjustment	4,518	224	(7,349)
Ending balance	$ 1,343,107	$ 248,956	$ 325,457